Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		$ (16,431,759)	$ (10,815,520)	$ (8,914,097)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		58,184	(1,050,292)	(1,473,169)
Associates [member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	[1]	0	(921,812)	(1,459,916)
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	[2]	58,184	(128,480)	(13,253)
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		(16,489,943)	(9,765,228)	(7,440,928)
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		1,930,395	1,638,811	952,235
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		897,526	792,376	165,905
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		(18,755,448)	(11,804,950)	(8,646,651)
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		$ (562,416)	$ (391,465)	$ 87,583

[1]	See Note 15 – Business Combinations, letter a).
[2]	See Note 15 – Business combinations, letter b).